Accounts Receivable, Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 General and Administrative Expenses [Member] USD ($)	Dec. 31, 2014 General and Administrative Expenses [Member] CNY	Dec. 31, 2013 General and Administrative Expenses [Member] CNY	Dec. 31, 2012 General and Administrative Expenses [Member] CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Additions to allowance for doubtful accounts	$ 7	42	251	790	$ 7	42	251	790